NONVESTED SHARES	12 Months Ended
Dec. 31, 2014
NONVESTED SHARES
NONVESTED SHARES

11.NONVESTED SHARES

Nonvested shares granted to employees under the 2008 Plan

In 2011, the Company granted 1,820,010 nonvested shares to certain employees. These nonvested shares vest over a four year period from the date of the grant.

In 2013, the Company granted 711,571 nonvested shares to certain officers and employees. These nonvested shares vest over a period ranged from two to four years.

In 2014, the Company granted 2,800,300 nonvested shares to certain officers and employees. These nonvested shares vest over a period ranged from three to four years.

The holders of the nonvested shares are entitled to voting rights, but shall not be entitled to dividends before vesting.

Nonvested shares granted to employees under the 2008 Plan - continued

The following table summarizes information regarding the nonvested shares granted and vested:

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2014	995,202	$4.52
Granted	2,800,300	$2.54
Forfeited	(601,155)	$3.47
Vested	(611,010)	$3.88
Outstanding at December 31, 2014	2,583,337	$2.58

The total fair value of shares vested during the years ended December 31, 2012, 2013 and 2014, was 19,318, 3,453, and 2,123 respectively.

For the years ended December 31, 2012, 2013 and 2014, the Group recorded share-based compensation expenses of $2,479, $4,038 and $2,227 related to the nonvested shares, respectively. As of December 31, 2014, there was $2,286 of unrecognized compensation costs related to nonvested shares, which are expected to be recognized over a weighted-average period of 3.47 years.

Total share-based compensation expenses for the years ended December 31, 2012, 2013 and 2014 were as follows:

	Year ended December 31,
	2012	2013	2014

Fulfillment	$10	$9	$46
Selling and marketing	117	134	231
General and administrative	2,568	4,175	2,241
Total	$2,695	$4,318	$2,518